Inventory	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventory	Inventory
Accounting policies
Raw materials and finished goods are stated at the lower of cost calculated using the first-in, first-out (“FIFO”) method and net realizable value. Work in progress is stated at the lower of its weighted average cost and net realizable value. Cost comprises direct materials, direct labor, and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity.
Inventory consists of the following (in USD thousands):

	December 31,
	2024	2023
Raw materials	$5,526	$7,007
Work in progress	1,321	1,482
Finished goods	105	127
Provision	(1,084)	(2,134)
Total	$5,868	$6,482
Inventory provision movement for the years ended December 31, 2024 and 2023, respectively are as follows (in USD thousands):

	2024	2023
As of January 1	$(2,134)	$(1,503)
Increase	(770)	(1,276)
Reversals	486	136
Write-off	1,241	692
Currency translation adjustment	93	(183)
As of December 31	$(1,084)	$(2,134)